Losses per share	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Losses per share	Losses per share

	Years Ended June 30,
	2025	2024	2023
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(8.46)	(8.91)	(10.53)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(8.46)	(8.91)	(10.53)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(8.46)	(8.91)	(10.53)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(8.46)	(8.91)	(10.53)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(102,142)	(87,956)	(81,889)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(102,142)	(87,956)	(81,889)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(102,142)	(87,956)	(81,889)

	2025 Number	2024 Number	2023 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	1,207,793,132	986,702,919	777,719,091
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	1,207,793,132	986,702,919	777,719,091
Options granted to employees and warrants (see Note 17) are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per shares in the years ended June 30, 2025, 2024 and 2023. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the years ended June 30, 2025, 2024 and 2023.
The calculation for the year ended June 30, 2023 have been adjusted to reflect the bonus element in the entitlement offer to existing eligible shareholders which completed in March 2024.